Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

4. INVESTMENT SECURITIES

The amortized cost and estimated fair value of investments, all of which were classified as available for sale, are as follows:

As of December 31, 2011

(dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
Obligations of the U.S. government and agencies	$104,252	$397	$(79)	$104,570
Obligations of state and political subdivisions	8,210	158	(2)	8,366
Mortgage-backed securities	95,713	2,160	(39)	97,834
Collateralized mortgage obligations	32,418	251	(46)	32,623
Corporate bonds	12,616	194	(92)	12,718
Investment certificates of deposit	2,411	10	(1)	2,420
Other debt securities	1,900	—	(18)	1,882

Total fixed income investments	$257,520	$3,170	$(277)	$260,413

Bond—mutual funds	12,091	9	(196)	11,904

Total non-maturity investments	$12,091	$9	$(196)	$11,904

Total	$269,611	$3,179	$(473)	$272,317

As of December 31, 2010

(dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
U.S. treasury obligations	$5,011	$134	$—	$5,145
Obligations of the U.S. Government and agencies	156,301	704	(367)	156,638
Obligations of state and political subdivisions	32,013	358	(99)	32,272
Mortgage-backed securities	72,907	866	(246)	73,527
Collateralized mortgage obligations	2,068	30	—	2,098
Corporate bonds	10,803	—	(159)	10,644
Other debt securities	1,750	—	—	1,750

Total fixed income investments	$280,853	$2,092	$(871)	$282,074

Bond—mutual funds	$34,491	$241	$(10)	$34,722
Equity securities	243	13	—	256

Total non-maturity investments	$34,734	$254	$(10)	$34,978

Total	$315,587	$2,346	$(881)	$317,052

The following table shows the amount of securities that were in an unrealized loss position at December 31, 2011:

(dollars in thousands)	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrea- lized (Losses)	Fair Value	Unrea- lized (Losses)	Fair Value	Unrea- lized Losses
Obligations of the U.S. government and agencies	$23,457	$(79)	$—	$—	$23,457	$(79)
Obligations of state and political subdivisions	620	(2)	—	—	620	(2)
Mortgage-backed securities	7,696	(22)	4,886	(17)	12,582	(39)
Collateralized mortgage obligations	7,440	(46)	—	—	7,440	(46)
Corporate bonds	2,912	(92)	—	—	2,912	(92)
Investment certificates of deposit	442	(1)	—	—	442	(1)
Other debt securities	982	(18)	—	—	982	(18)

Total fixed income investments	$43,549	$(260)	$4,886	$(17)	$48,435	$(277)
Bond—mutual funds	$11,260	$(196)	$—	$—	$11,260	$(196)

Total	$54,809	$(456)	$4,886	$(17)	$59,695	$(473)

The following table shows the amount of securities that were in an unrealized loss position at December 31, 2010:

(dollars in thousands)	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrea- lized (Losses)	Fair Value	Unrea- lized (Losses)	Fair Value	Unrea- lized Losses
Obligations of the U.S. Government and agencies	$46,027	$(367)	$—	$—	$46,027	$(367)
Obligations of state and political subdivisions	10,158	(99)	—	—	10,158	(99)
Mortgage-backed securities	32,765	(246)	—	—	32,765	(246)
Corporate bonds	10,645	(159)	—	—	10,645	(159)

Total fixed income investments	$99,595	$(871)	$—	$—	$99,595	$(871)
Bond—mutual funds	$603	$(10)	$—	$—	$603	$(10)

Total	$100,198	$(881)	$—	$—	$100,198	$(881)

Management evaluates the Corporation's investment securities that are in an unrealized loss position in order to determine if the decline in market value is other than temporary. The investment portfolio includes debt securities issued by U.S. government agencies, U.S. government-sponsored agencies, state and local municipalities and other issuers. All fixed income investment securities in the Corporation's investment portfolio are rated as investment-grade or higher. Factors considered in the evaluation include the current economic climate, the length of time and the extent to which the fair value has been below cost, interest rates and the bond rating of each security. The unrealized losses presented in the tables above are temporary in nature and are primarily related to market interest rates rather than the underlying credit quality of the issuers. Management does not believe that these unrealized losses are other-than-temporary. The Corporation does not have the intent to sell these securities prior to their maturity or the recovery of their cost bases and believes that it is more likely than not, that it will not have to sell these securities prior to their maturity or the recovery of their cost bases.

At December 31, 2011, securities having fair value of $135.3 million were specifically pledged as collateral for public funds, trust deposits, the FRB discount window program, FHLB borrowings and other purposes. The FHLB has a blanket lien on non-pledged, mortgage-related loans and securities as part of the Corporation's borrowing agreement with the FHLB.

The amortized cost and estimated fair value of investment and mortgage-related securities as of December 31, 2011 and 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2011
(dollars in thousands)	Amortized Cost	Estimated Market Value
Investment securities*:
Due in one year or less	$900	$900
Due after one year through five years	54,046	54,349
Due after five years through ten years	48,210	48,354
Due after ten years	26,233	26,353

Subtotal	129,389	129,956
Mortgage-related securities	$128,131	$130,457

Total	$257,520	$260,413

*	Included in the investment portfolio, but not in the table above, are $11.9 million of bond mutual funds which have no stated maturity or constant stated coupon rate.

	December 31, 2010
(dollars in thousands)	Amortized Cost	Estimated Market Value
Investment securities*:
Due in one year or less	$6,223	$6,231
Due after one year through five years	104,499	104,803
Due after five years through ten years	79,060	79,288
Due after ten years	16,096	16,127

Subtotal	205,878	206,449
Mortgage-related securities	$74,975	$75,625

Total	$280,853	$282,074

*	Included in the investment portfolio, but not in the table above, are $34.5 million of bond mutual funds which have no stated maturity or constant stated coupon rate, as well as the Corporation's $243 thousand investment in an equity security

Proceeds from the sale of available for sale investment securities totaled $89.7 million, $88.0 million and $62.9 million for the twelve months ended December 31, 2011, 2010 and 2009, respectively. Gain on sale of available for sale investment securities for the twelve months ended December 31, 2011, 2010 and 2009 totaled $1.8 million, $2.5 million and $1.9 million, respectively.